Submission	Jan. 02, 2026
Submission [Line Items]
Central Index Key	0001716166
Registrant Name	Vivos Therapeutics, Inc.
Registration File Number	333-278564
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A